Orbital receivables - Revolving securitization facility agreement (Details) - USD ($) $ in Millions		1 Months Ended	12 Months Ended
	Dec. 15, 2016	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2017
Orbital receivables
Net proceeds from sale of orbital receivables			$ 123.2
Revolving securitization facility
Orbital receivables
Maximum borrowing capacity			$ 400.0
Book value of orbital receivable sold under the facility	$ 50.6	$ 61.5
Net proceeds from sale of orbital receivables	53.9	69.2
Gross proceeds from sale of orbital receivables	54.6	72.3
Setup and transaction fees	$ 0.6	$ 3.1
Unamortized balance				$ 106.3
Revolving securitization facility | Maximum
Orbital receivables
Eligible orbital receivable sales term			7 years